S000057730 [Member] Investment Objectives and Goals - Morningstar Total Return Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Morningstar Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return while also generating income and preserving capital.